Cash At Bank And Restricted Cash - Disclosure of Cash At Bank (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	¥ 22,086,187	¥ 29,903,846	¥ 39,695,914
Bank deposits	22,086,187	29,903,846	39,695,914
Less: Provision for impairment losses	(2,974)	(3,128)	¥ (3,793)
Bank Deposits [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	21,512,074	29,704,108
Bank deposits	21,512,074	29,704,108
Central Bank Deposits [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	574,113	199,738
Bank deposits	574,113	199,738
Demand deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	9,441,559	9,577,211
Bank deposits	9,441,559	9,577,211
Demand deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	8,328,901	9,198,107
Bank deposits	8,328,901	9,198,107
Demand deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	302,514	107,353
Bank deposits	302,514	107,353
Demand deposits | HKD
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	791,845	232,442
Bank deposits	791,845	232,442
Demand deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	18,299	39,309
Bank deposits	18,299	39,309
Time deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	12,647,602	20,329,763
Bank deposits	12,647,602	20,329,763
Time deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	11,923,454	19,695,362
Bank deposits	11,923,454	19,695,362
Time deposits | USD | CURRENCY USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	697,045	66,962
Bank deposits	697,045	66,962
Time deposits | HKD | CURRENCY HKD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	27,103	502,569
Bank deposits	27,103	502,569
Time deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	0	64,870
Bank deposits	¥ 0	¥ 64,870